CONVERTIBLE DEBT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 21, 2020	Dec. 31, 2024	Dec. 31, 2022	Mar. 31, 2025	Dec. 31, 2023	Jul. 20, 2023	May 01, 2022	Jan. 07, 2021
Convertible notes payable, principal amount		$ 0	$ 100,000		$ 100,000
Accrued Interest expense					$ 13,740
Derivative liability							$ 11,629
Common stock share issued		23,689,135		27,284,633	15,982,472
Securities Purchase Agreement [Member]
Loss on change in fair value of derivative liability		$ 3,384	14,450
Accrued intetest							$ 26,515
Common stock share issued						1,401,163	1,574
Shares issued at a fair value							$ 38,144
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Derivative liability			54,293		$ 0			$ 62,619
Debt original issue discount	$ 40,000
Interest rate	8.00%
Default interest rate	18.00%							8.00%
Purchase price principal amount								$ 100,000
Maturity date	Dec. 31, 2021
Note issued	$ 540,000
Debt issuance cost	3,000
Note issued upon exchange for cash	$ 500,000
Securities Purchase Agreement [Member] | Senior Convertible Note 1 [Member] | Institutional investors [Member]
Loss on change in fair value of derivative liability		$ 0	5,807
Derivative liability			0		$ 0
Debt discount			456,570
Transaction expenses			43,000
Amortized cost			$ 499,570